Cover - shares		12 Months Ended
		Jun. 30, 2024	Oct. 29, 2024
Entity Addresses [Line Items]
Document Type		20-F
Amendment Flag		false
Document Registration Statement		false
Document Annual Report		true
Document Transition Report		false
Document Shell Company Report		false
Document Period End Date		Jun. 30, 2024
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2024
Current Fiscal Year End Date		--06-30
Entity File Number		001-42132
Entity Registrant Name		NOVA MINERALS LIMITED
Entity Central Index Key		0001852551
Entity Incorporation, State or Country Code		C3
Entity Address, Address Line One		Suite 5, 242 Hawthorn Road,
Entity Address, City or Town		Caulfield
Entity Address, Country		AU
Entity Address, Postal Zip Code		3161
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Document Accounting Standard		International Financial Reporting Standards
Entity Shell Company		false
Entity Common Stock, Shares Outstanding			271,936,881
ICFR Auditor Attestation Flag		false
Document Financial Statement Error Correction [Flag]		false
Auditor Firm ID		606
Auditor Name		GRASSI & CO., CPAs, P.C.
Auditor Location		Jericho, New York
American Depositary Shares, each Representing 60 Ordinary Shares, No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security		American Depositary Shares, each representing 60 ordinary shares, no par value
Trading Symbol		NVA
Security Exchange Name		NASDAQ
Ordinary Shares No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	[1]	Ordinary shares, no par value*
Warrants to Purchase American Depositary Shares, No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security		Warrants to purchase American Depositary Shares, no par value
Trading Symbol		NVAWW
Security Exchange Name		NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		Suite 5, 242 Hawthorn Road,
Entity Address, City or Town		Caulfield
Entity Address, Country		AU
Entity Address, Postal Zip Code		3161
Contact Personnel Name		Christopher Gerteisen
Contact Personnel Email Address		chris@novaminerals.com.au

[1]	Not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission